DISPOSAL GROUP (Details) - Schedule of Disposal Group Discontinued Operations - Scottish Widows [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DISPOSAL GROUP (Details) - Schedule of Disposal Group Discontinued Operations [Line Items]
Interest and similar income	£ 14	£ 228	£ 78
Interest and similar expense	(3)	(1,541)	(2,225)
Net interest income	11	(1,313)	(2,147)
Fee and commission income	106	373	465
Fee and commission expense	(180)	(553)	(676)
Net fee and commission income	(74)	(180)	(211)
Net trading income (see (a) below)	(790)	10,977	17,590
Insurance premium income (see (b) below)	2,714	7,930	8,068
Other operating income	205	102	750
Other income	2,055	18,829	26,197
Total income	2,066	17,516	24,050
Insurance claims (see (c) below)	(1,363)	(15,578)	(22,344)
Total income, net of insurance claims	703	1,938	1,706
Operating expenses	(333)	(995)	(1,127)
Trading surplus	370	943	579
Profit on disposal of the discontinued operations	1,010
Profit before tax	1,380	943	579
Taxation	(66)	(147)	(406)
Profit after tax from discontinued operations	£ 1,314	£ 796	£ 173